Reporting Entity - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Percentage of premiums and services revenues derived from contracts with Federal Government	75.00%
FLORIDA
Entity Information [Line Items]
Percentage of premiums and services revenue related to contracts with CMS for Medicare Advantage members in Florida	15.00%